Commitments and contingencies (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Disclosure Of Commitments And Contingencies [Line Items]
Energy purchase commitments	£ 15,993	£ 18,514
Contractual capital commitments	2,849	£ 2,808
Fire at the IFA converter station in Sellindge, Kent
Disclosure Of Commitments And Contingencies [Line Items]
Cash inflows relating to insurance recovery	£ 80